UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21869

NEXPOINT CREDIT STRATEGIES FUND

(formerly, Pyxis Credit Strategies Fund)

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

NexPoint Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1:   Reports to Stockholders.

A copy of the Report to Shareholders transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is attached herewith.

NexPoint Credit Strategies Fund

Semi-Annual Report

June 30, 2013

NexPoint Credit Strategies Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

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FUND PROFILE (unaudited)

NexPoint Credit Strategies Fund

Objective

The NexPoint Credit Strategies Fund (the “Fund”) seeks to provide both current income and capital appreciation.

Total Net Assets of Common Shares as of June 30, 2013

$545.6 million

Portfolio Data as of June 30, 2013

The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its portfolio will change over time.

Quality Breakdown as of 06/30/2013 (%)(1)
AAA	1.1
AA	0.4
A	1.1
BBB	10.8
BB	20.6
B	22.9
CCC	21.0
CC	0.8
C	1.0
NR(2)	20.3

Top 5 Sectors as of 06/30/2013 (%)(1)
Financial	23.1	(3)
Broadcasting	10.8
Consumer Discretionary	9.2
Telecommunications	6.5
Utility	6.0

Top 10 Holdings as of 06/30/2013 (%)(1)
New Young Broadcasting Holding Co., Inc., Class A (Common Stocks)	5.3
ComCorp Broadcasting, Inc. (US Senior Loans)	4.0
ProShares Ultra Silver, ETF (Exchange-Traded Funds)	2.9
Nokia OYJ (Corporate Bonds and Notes)	2.5
Corrections Corp. of America, REIT (Common Stocks)	2.4
AMR Corp. (Common Stocks)	2.3
Texas Competitive Electric Holdings Co. LLC (US Senior Loans)	2.2
Sony Corp. ADR (Common Stocks)	2.2
Spirit Realty Capital, Inc., REIT (Common Stocks)	2.2
DeVry, Inc. (Common Stocks)	2.1

(1)	Quality is calculated as a percentage of total senior loans, asset-backed securities, corporate notes and bonds. Sectors and holdings are calculated as a percentage of total assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Quality ratings reflect the credit quality of the underlying loans and bonds in the Fund’s portfolio and not the Fund itself. Quality ratings are subject to change. Top Holdings and Top Sectors exclude the Fund’s investment in an investment company purchased with cash collateral from securities lending.

(2)	NR is a designation for a security that is not rated by a Nationally Recognized Statistical Rating Organization.

(3)	Includes Collateralized Loan Obligations.

Semi-Annual Report	1

FINANCIAL STATEMENTS

June 30, 2013	NexPoint Credit Strategies Fund

A guide to understanding the Fund’s financial statements

Consolidated Investment Portfolio	The Consolidated Investment Portfolio details all of the Fund’s holdings and their value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Consolidated Statement of Assets and Liabilities	This statement details the Fund’s assets, liabilities, net assets and common share price as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per common share is calculated by dividing net assets by the number of common shares outstanding as of the last day of the reporting period.

Consolidated Statement of Operations	This statement reports income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Consolidated Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations applicable to common shareholders.

Consolidated Statements of Changes in Net Assets	These statements detail how the Fund’s net assets were affected by its operating results, distributions to common shareholders and shareholder transactions from common shares (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Consolidated Statements of Changes in Net Assets also detail changes in the number of common shares outstanding.

Consolidated Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how the Fund’s net asset value per common share was affected by the Fund’s operating results. The Financial Highlights also disclose the Fund’s performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Consolidated Financial Statements	These notes disclose the organizational background of the Fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

2	Semi-Annual Report

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2013	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a) - 32.5%

BROADCASTING - 6.5%
35,950,043	ComCorp Broadcasting, Inc. Term Loan B 9.00%, 04/03/2014 (b)(c)	35,444,082

CHEMICALS - 2.1%
750,000	Arysta LifeScience SPC LLC Second Lien Term Loan 11/30/2020 (d)	740,625
3,398,269	Ineos U.S. Finance LLC Dollar Term Loan 4.00%, 05/04/2018	3,335,096
816,327	MacDermid, Inc. Tranche B Second Lien Term Loan 12/07/2020 (d)	827,551
1,597,107	W.R. Grace & Co. 5-Year Revolver (e)	3,254,113
1,597,107	Revolver Credit Loan (e)	3,254,113

		11,411,498

ENERGY - 0.4%
2,000,000	FTS International, Inc. Term Loan 8.50%, 05/06/2016	1,933,330

FINANCIAL - 0.2%
1,111,000	National Financial Partners Corp. Term Loan B 07/01/2020 (d)	1,108,689

FOOD & DRUG - 0.4%
2,444,365	SUPERVALU, Inc. Term Loan 5.00%, 03/21/2019	2,433,670

FOREST PRODUCTS & CONTAINERS - 0.0%
200,000	Berlin Packaging LLC Second Lien Term Loan 8.75%, 04/02/2020	202,000

GAMING & LEISURE - 1.9%
8,438,203	Ginn LA Conduit Lender, Inc. First Lien Tranche B Term Loan (e)	337,528
3,937,249	First Lien Tranche A Credit-Linked Deposit (e)	157,490
6,000,000	Harrah’s Las Vegas Propco LLC Senior Loan 02/13/2014 (d)	5,560,020
7,582,950	LLV Holdco LLC Exit Revolving Loan 5.00%, 02/28/2017 (b)(c)(f)	4,033,371
7,000,000	WAICCS Las Vegas 3 LLC Second Lien Term Loan (e)	35,000

		10,123,409

HEALTHCARE - 1.1%
2,000,000	Carestream Health, Inc. Second Lien Term Loan 12/05/2019 (d)	1,970,000
1,954,802	Onex Carestream Finance LP First Lien Term Loan 06/07/2019 (d)	1,936,779
2,119,687	Select Medical Corp. Series C Tranche B Term Loan 4.00%, 06/01/2018	2,120,567

		6,027,346

Principal Amount ($)		Value ($)

HOUSING - 0.5%
2,710,045	Building Materials Holding Corp. Second Lien Term Loan 8.00%, 01/05/2015	2,669,394
2,754,707	LBREP/L-Suncal Master I LLC First Lien Term Loan (c)(e)	334,697

		3,004,091

INFORMATION TECHNOLOGY - 3.4%
4,725,251	Avaya, Inc. Term Loan B-5 8.00%, 03/30/2018	4,443,012
4,000,000	Kronos, Inc. Second Lien Term Loan 9.75%, 04/30/2020	4,140,000
1,796,975	Novell, Inc. First Lien Term Facility 7.27%, 11/22/2017	1,802,752
995,000	RP Crown Parent LLC First Lien Term Loan 6.75%, 12/21/2018	1,001,219
2,000,000	Scientific Games International, Inc. Term Loan 05/22/2020 (d)	1,975,840
5,000,000	Vertafore, Inc. Second Lien Term Loan 9.75%, 10/29/2017	5,137,500

		18,500,323

MANUFACTURING - 0.4%
2,000,000	Doncasters U.S. Finance LLC Second Lien Term Loan 10/09/2020 (d)	2,007,500

MEDIA & TELECOMMUNICATIONS - 0.6%
300,000	Aufinco Pty., Ltd. Term Loan 11/20/2020 (d)	300,750
8,920,151	Broadstripe LLC First Lien Term Loan (c)(e)	574,458
886,042	Revolver (c)(e)	57,061
3,392,755	Endurance Business Media, Inc. Term Loan 6.50%, 12/14/2014 (b)	1,526,740
681,000	TWCC Holding Corp. Second Lien Term Loan 06/26/2020 (d)	687,810

		3,146,819

RETAIL - 2.4%
1,990,013	Collective Brands, Inc. Term Loan 7.25%, 10/09/2019	2,019,863
7,807,042	Guitar Center, Inc. Extended Term Loan 6.28%, 04/09/2017	7,756,609
3,413,000	JC Penney Corp., Inc. First Lien Term Loan 05/22/2018 (d)	3,423,956

		13,200,428

SERVICE - 3.3%
8,958,765	EnergySolutions LLC Term Loan 6.75%, 08/15/2016	9,014,802
2,000,000	Travelport LLC Term Loan 06/26/2019 (d)	1,982,500
7,044,219	Tranche 1 Term Loan 9.50%, 01/31/2016	7,237,935

		18,235,237

See accompanying Notes to Consolidated Financial Statements.	3

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (continued)

TELECOMMUNICATIONS - 0.7%
3,576,341	U.S. Telepacific Corp. Term Loan Advance 5.75%, 02/23/2017	3,571,871

UTILITY - 8.6%
24,079,199	Entegra TC LLC Third Lien Term Loan 10/19/2015 (d)	13,243,559
17,000,000	Texas Competitive Electric Holdings Co. LLC Non-Extended Term Loan 10/10/2014 (d)	12,229,460
28,329,417	Extended Term Loan 4.72%, 10/10/2017	19,843,057
1,705,714	Topaz Power Holdings LLC Term Loan B Advance 5.25%, 02/26/2020	1,708,273

		47,024,349

	Total U.S. Senior Loans (Cost $206,658,342)	177,374,642

Principal Amount

Foreign Denominated or Domiciled
Senior Loans (a) - 0.1%

LUXEMBOURG - 0.0%
USD
222,222	AI Chem & Cy SCA Second Lien Term Loan 8.25%, 04/03/2020	223,333

UNITED KINGDOM - 0.1%
GBP
	Henson No. 4, Ltd.
838,124	Term Loan Facility B (c)(e)	118,983
845,868	Term Loan Facility C (c)(e)	120,082

		239,065

	Total Foreign Denominated or Domiciled Senior Loans (Cost $1,943,169)	462,398

Principal Amount ($)

Asset-Backed Securities - 27.0%
2,000,000	ABCLO, Ltd. Series 2007-1A, Class C 2.13%, 04/15/2021 (g)(h)	1,773,442
2,000,000	ACA CLO, Ltd. Series 2007-1A, Class D 2.63%, 06/15/2022 (g)(h)	1,800,000
1,000,000	Airlie CLO, Ltd. Series 2006-1A, Class C 1.97%, 05/20/2020 (g)(h)	956,600
1,500,000	Apidos CDO Series 2013-12A, Class F 5.17%, 04/15/2025 (g)(h)	1,252,200
2,000,000	Apidos CDO I, Ltd. Series 2013-12A, Class D 3.32%, 04/15/2025 (g)(h)	1,826,200

Principal Amount ($)		Value ($)
1,000,000	Avalon Capital, Ltd. 3 Series 1A, Class C 1.07%, 02/24/2019 (g)(h)	985,000
1,000,000	Babson Mid-Market CLO, Inc. Series 2007-2A, Class D 1.98%, 04/15/2021 (g)(h)	899,170
1,250,000	BlueMountain CLO, Ltd. Series 2013-2A, Class D 3.82%, 01/22/2025 (g)(h)(i)	1,184,375
950,000	Series 2013-2A, Class E 5.32%, 01/22/2025 (g)(h)(i)	886,065
2,500,000	Brentwood CLO Corp. Series 2006-1A, Class B 1.09%, 02/01/2022 (g)(h)	2,193,750
1,000,000	Carlyle High Yield Partners IX, Ltd. Series 2006-9A, Class D 1.87%, 08/01/2021 (g)(h)	927,500
	Catamaran CLO, Ltd.
700,000	Series 2013-1A, Class SUB 0.00%, 01/27/2025 (g)	644,000
3,000,000	Series 2013-1A, Class E 5.28%, 01/27/2025 (g)(h)	2,859,000
1,500,000	Series 2013-1A, Class F 5.52%, 12/20/2023 (g)(h)	1,393,125
1,500,000	5.97%, 01/27/2025 (g)(h)	1,362,750
2,000,000	Cent CDO, Ltd. Series 2007-15A, Class C 2.53%, 03/11/2021 (g)(h)	1,804,046
2,000,000	ColumbusNova CLO, Ltd. Series 2007-1A, Class D 1.62%, 05/16/2019 (g)(h)	1,770,000
1,850,000	CSAM Funding II Series 2A, Class B1 7.05%, 10/15/2016 (g)	1,850,000
457,922	Del Mar CLO, Ltd. Series 2006-1A, Class E 4.27%, 07/25/2018 (g)(h)	447,665
	Dryden XXV Senior Loan Fund
750,000	Series 2013-26A, Class F 4.83%, 07/15/2025 (g)(h)	630,000
1,000,000	Series 2012-25A, Class E 5.83%, 01/15/2025 (g)(h)	945,000
	Eastland CLO, Ltd.
11,010,000	Series 2007-1A, Class C 1.77%, 05/01/2022 (g)(h)	9,358,500
2,006,825	Series 2007-1A, Class D 3.87%, 05/01/2022 (h)	1,535,221
1,600,000	Four Corners CLO III, Ltd. Series 2006-3A, Class E 3.93%, 07/22/2020 (g)(h)	1,552,000
2,100,000	Galaxy CLO, Ltd. Series 2007-8A, Class D 1.58%, 04/25/2019 (g)(h)	1,857,933
2,000,000	Golden Knight CDO, Ltd. Series 2007-2A, Class D 1.68%, 04/15/2019 (g)(h)	1,803,300
	Goldman Sachs Asset Management CLO PLC
4,000,000	Series 2007-1A, Class D 3.02%, 08/01/2022 (g)(h)	3,800,000
847,661	Series 2007-1A, Class E 5.27%, 08/01/2022 (g)(h)	796,801

4	See accompanying Notes to Consolidated Financial Statements.

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)

Asset-Backed Securities (continued)
	Grayson CLO, Ltd.
3,000,000	Series 2006-1A, Class B 0.97%, 11/01/2021 (g)(h)	2,475,000
2,000,000	Series 2006-1A, Class C 1.82%, 11/01/2021 (g)(h)	1,577,700
2,915,407	Series 2006-1A, Class D 3.87%, 11/01/2021 (g)(h)	2,215,710
	Greenbriar CLO, Ltd.
5,487,000	Series 2007-1A, Class C 2.02%, 11/01/2021 (g)(h)	4,941,044
1,000,000	Series 2007-1A, Class D 3.02%, 11/01/2021 (g)(h)	810,000
	Greywolf CLO, Ltd.
1,000,000	Series 2007-1A, Class D 1.77%, 02/18/2021 (g)(h)	897,600
814,466	Series 2007-1A, Class E 4.22%, 02/18/2021 (g)(h)	757,453
1,000,000	Series 2013-1A, Class D 4.98%, 04/15/2025 (g)(h)	886,400
1,500,000	Series 2013-1A, Class E 5.33%, 04/15/2025 (g)(h)	1,252,650
1,000,000	Gulf Stream - Sextant CLO, Ltd. Series 2006-1A, Class D 1.87%, 08/21/2020 (g)(h)	930,000
2,127,119	Hewett’s Island CDO, Ltd. Series 2007-1RA, Class E 7.03%, 11/12/2019 (g)(h)	2,107,975
2,000,000	Hewett’s Island CLO V, Ltd. Series 2006-5A, Class D 1.72%, 12/05/2018 (g)(h)	1,890,000
762,824	Highland Loan Funding V, Ltd. Series 1A, Class B 1.54%, 08/01/2014 (g)(h)	713,469
	Highland Park CDO, Ltd.
6,779,115	Series 2006-1A, Class A1 0.60%, 11/25/2051 (g)(h)	5,965,621
756,717	Series 2006-1X, Class A1 0.60%, 11/25/2051 (g)(h)	665,911
7,375,000	Series 2006-1A, Class A2 0.67%, 11/25/2051 (g)(h)	1,935,938
	Hillmark Funding
2,000,000	Series 2006-1A, Class C 1.97%, 05/21/2021 (g)(h)	1,821,600
612,103	Series 2006-1A, Class D 3.87%, 05/21/2021 (g)(h)	528,796
1,000,000	Inwood Park CDO, Ltd. Series 2006-1A, Class D 1.68%, 01/20/2021 (g)(h)	913,750
	Katonah CLO, Ltd.
500,000	Series 2006-9A, Class B1L 1.68%, 01/25/2019 (g)(h)	447,500
848,153	Series 7A, Class D 2.13%, 11/15/2017 (g)(h)	793,023
2,000,000	Landmark VIII CDO, Ltd. Series 2006-8A, Class E 3.88%, 10/19/2020 (g)	1,767,500
2,000,000	LCM LP Series 14-A, Class F 1.00%, 07/15/2025 (d)(g)(h)	1,611,800

Principal Amount ($)		Value ($)
1,000,000	Liberty CLO, Ltd Series 2005-1A, Class A3 0.77%, 11/01/2017 (g)(h)	931,200
1,500,000	Madison Park Funding I, Ltd. Series 2007-5A, Class D 3.77%, 02/26/2021 (g)(h)	1,416,813
1,000,000	Marquette U.S./European CLO LLC Series 2006-1A, Class D1 2.03%, 07/15/2020 (g)(h)	851,345
835,038	Navigator CDO, Ltd. Series 2006-2A, Class D 3.77%, 09/20/2020 (g)(h)	704,939
3,500,000	Neuberger Berman CLO, Ltd. Series 2012-13A, Class E 5.38%, 01/23/2024 (g)(h)	3,159,100
	Newmark Capital Funding
5,000,000	Series 2013-1A, Cass A1 1.31%, 06/02/2025 (g)(h)(i)	4,840,000
4,500,000	Series 2013-1A, Class E 5.02%, 06/02/2025 (g)(h)(i)	3,937,500
750,000	NYLIM Flatiron CLO, Ltd. Series 2006-1A, Class D 3.73%, 08/08/2020 (h)	671,250
1,000,000	OHA Credit Partners, Ltd. Series 2012-7A, Class D 4.27%, 11/20/2023 (g)(h)	968,600
1,300,000	Palmer Square CLO 2013-1, Ltd. Series 2013-1A, Class C 4.32%, 05/15/2025 (g)(h)	1,217,580
1,150,000	Palmer Square CLO, Ltd. Series 2013-1A, Class D 5.47%, 05/15/2025 (g)(h)	1,038,795
	Pam Capital Funding LP
402,340	Series 1998-1A, Class B2 1.62%, 05/01/2014 (g)(h)	261,038
804,680	Series 1998-1A, Class B1 7.47%, 05/01/2014 (g)	503,488
1,000,000	PPM Grayhawk CLO, Ltd. Series 2007-1A, Class C 1.68%, 04/18/2021 (g)(h)	864,800
5,000,000	Primus CLO II, Ltd. Series 2007-2A, Class D 2.68%, 07/15/2021 (g)(h)	4,449,000
4,000,000	Rampart CLO, Ltd. Series 2006-1A, Class C 1.73%, 04/18/2021 (g)(h)	3,642,000
3,972,238	Red River CLO, Ltd. Series 1A, Class E 4.02%, 07/27/2018 (g)(h)	3,339,063
6,000,000	Rockwall CDO II, Ltd. Series 2007-1A, Class A3L 1.27%, 08/01/2024 (g)(h)	4,845,000
500,000	Stanfield Azure CLO, Ltd. Series 2006-1A, Class B1L 1.97%, 05/27/2020 (g)(h)	466,250
1,000,000	Stanfield Bristol CLO, Ltd. Series 2005-1A, Class C 2.33%, 10/15/2019 (g)(h)	941,100

See accompanying Notes to Consolidated Financial Statements.	5

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)

Asset-Backed Securities (continued)
	Stanfield Daytona CLO, Ltd.
1,070,000	Series 2007-1A, Class A3L 0.95%, 04/27/2021 (g)(h)	952,300
1,200,000	Series 2007-1A, Class B1L 1.63%, 04/27/2021 (g)(h)	1,080,480
4,000,000	Stanfield McLaren CLO Delaware Corp. Series 2007-1A, Class B1L 2.67%, 02/27/2021 (g)(h)	3,686,800
	Stratford CLO, Ltd.
10,300,000	Series 2007-1A, Class C 2.27%, 11/01/2021 (g)(h)	8,672,868
1,397,789	Series 2007-1A, Class E 4.27%, 11/01/2021 (g)(h)	1,188,121
1,500,000	Valhalla CLO, Ltd. Series 2004-1A, Class EIN 0.00%, 08/01/2016 (g)	450,000
2,000,000	Venture IX CDO, Ltd. Series 2007-9A, Class D 4.43%, 10/12/2021 (g)(h)	1,910,000
1,000,000	Westbrook CLO, Ltd. Series 2006-1A, Class D 1.97%, 12/20/2020 (g)(h)	934,700
	Wind River CLO I, Ltd.
1,875,000	Series 2004-1A, Class B2 5.70%, 12/19/2016 (g)	1,884,375
375,000	Series 2004-1A, Class D 10.27%, 12/19/2016 (g)	380,625

	Total Asset-Backed Securities (Cost $134,841,196)	147,189,213

Corporate Bonds & Notes - 16.5%

CHEMICALS - 2.2%
2,025,000	Momentive Performance Materials, Inc. 9.00%, 01/15/2021 (p)	1,751,625
10,000,000	TPC Group, Inc. 8.75%, 12/15/2020 (g)(p)	10,275,000

		12,026,625

ENERGY - 1.7%
	Calumet Specialty Products Partners LP
2,785,000	9.38%, 05/01/2019 (p)	2,993,875
300,000	9.63%, 08/01/2020 (g)(p)	327,750
111,000	Gastar Exploration USA, Inc. 8.63%, 05/15/2018 (g)(p)	107,115
1,000,000	Penn Virginia Corp. 7.25%, 04/15/2019 (p)	965,000
5,000,000	Venoco, Inc. 8.88%, 02/15/2019 (p)	4,900,000

		9,293,740

FOOD & DRUG - 0.2%
1,000,000	SUPERVALU, Inc. 6.75%, 06/01/2021 (g)(p)	935,000

FOREST PRODUCTS & CONTAINERS - 0.0%
35,790	NewPage Holding Corp. PIK (c)(e)	—

HEALTHCARE - 1.7%
322,000	Alere, Inc. 6.50%, 06/15/2020 (g)	313,548

Principal Amount ($)		Value ($)
HEALTHCARE (continued)
11,709,368	Azithromycin Royalty Sub LLC 16.00%, 05/15/2019 (c)(e)(g)	3,602,973
93,180,348	Celtic Pharma Phinco BV, PIK (c)(e)(g)	4,922,499
500,000	Tenet Healthcare Corp. 4.38%, 10/01/2021 (g)	459,375

		9,298,395

INFORMATION TECHNOLOGY- 5.1%
10,500,000	Avaya, Inc. 7.00%, 04/01/2019 (g)(p)	9,528,750
23,971,250	10.50%, 03/01/2021 (g)(p)	18,278,078

		27,806,828

MEDIA & TELECOMMUNICATIONS - 0.7%
3,225,000	Cengage Learning Acquisitions, Inc. 12.00%, 06/30/2019 (g)(p)	338,625
3,500,000	DISH DBS Corp. 5.00%, 03/15/2023 (g)(p)	3,386,250

		3,724,875

RETAIL - 1.1%
7,000,000	JC Penney Corp., Inc. 5.65%, 06/01/2020 (p)	5,880,000

SERVICE - 2.0%
4,500,000	Sabre, Inc. 8.50%, 05/15/2019 (g)(p)	4,809,375
5,922,500	Travelport LLC 13.88%, 03/01/2016 (g)(p)	6,085,370

		10,894,745

TELECOMMUNICATIONS - 0.5%
3,000,000	MetroPCS Wireless, Inc. 6.63%, 11/15/2020 (p)	3,123,750

TRANSPORTATION - 0.1%
3,750,000	DPH Holdings Corp. (e)	93,750
3,933,000	DPH Holdings Corp. (e)	98,325
8,334,000	DPH Holdings Corp. (e)	208,350

		400,425

UTILITY - 1.2%
5,000,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020 (g)(p)	3,762,500
10,000,000	15.00%, 04/01/2021 (g)(p)	2,675,000

		6,437,500

	Total Corporate Bonds & Notes (Cost $151,484,423)	89,821,883

Principal Amount

Foreign Corporate Bonds & Notes - 7.1%

CANADA - 1.9%
USD
10,069,000	Tervita Corp. 8.00%, 11/15/2018 (g)(p)	10,138,224

FINLAND - 4.1%
USD
23,000,000	Nokia OYJ 5.38%, 05/15/2019 (k)(p)	22,482,500

6	See accompanying Notes to Consolidated Financial Statements.

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	NexPoint Credit Strategies Fund

Principal Amount		Value ($)

Foreign Corporate Bonds & Notes (continued)

LUXEMBOURG - 0.5%
EUR
2,020,971	INEOS Group Holdings SA 7.88%, 02/15/2016 (g)	2,636,677

UNITED STATES - 0.6%
EUR
3,000,000	Momentive Performance Materials, Inc. 9.50%, 01/15/2021	3,334,113

	Total Foreign Corporate Bonds & Notes (Cost $48,642,234)	38,591,514

Shares

Claims (c)(l) - 0.0%

OTHER - 0.0%
1,752,328	Hillcrest IV	—

	Total Claims (Cost $1,752,328)	—

Common Stocks - 50.2%

BROADCASTING - 10.5%
2,010,616	Communications Corp. of America (b)(c)(l)	10,176,331
6,371	New Young Broadcasting Holding Co., Inc., Class A (b)(l)	47,145,400

		57,321,731

CONSUMER DISCRETIONARY - 15.0%
148,750	Apollo Group, Inc., Class A (j)(l)	2,635,850
11,050	Big Lots, Inc. (j)(l)	348,407
54,050	Coca-Cola Enterprises, Inc. (p)	1,900,398
606,760	DeVry, Inc. (j)(p)	18,821,695
247,375	Family Dollar Stores, Inc. (j)(p)	15,413,936
4,600	GameStop Corp., Class A (p)	193,338
157,050	Garmin, Ltd. (p)	5,678,928
34,237	K12, Inc. (j)(l)	899,406
928,600	Sony Corp. ADR (p)	19,677,034
1,027,650	Staples, Inc. (j)(p)	16,298,529

		81,867,521

CONSUMER STAPLES - 0.1%
9,400	Colgate-Palmolive Co. (j)	538,526
2,650	Dr. Pepper Snapple Group, Inc. (j)	121,715

		660,241

ENERGY - 0.9%
74,100	Hess Corp. (p)	4,926,909

FINANCIAL - 1.7%
1,000,000	Adelphia Recovery Trust	1,400
46,601	American Banknote Corp. (c)(l)	377,934
2,500	Automatic Data Processing, Inc. (j)	172,150
3,900	Chubb Corp. (The) (j)	330,135
552,947	SWS Group, Inc. (j)(l)	3,013,561
80,300	Torchmark Corp. (j)	5,230,742

		9,125,922

GAMING & LEISURE - 0.0%
13	LLV Holdco LLC - Litigation Trust Units (b)(c)(l)	—

Shares		Value ($)

GAMING & LEISURE (continued)
26,712	LLV Holdco LLC - Series A, Membership Interest (b)(c)(l)	—
144	LLV Holdco LLC - Series B, Membership Interest (b)(c)(l)	—

		—

HEALTHCARE - 5.0%
766,300	Akorn, Inc. (l)(p)	10,360,376
22,600	Edwards Lifesciences Corp. (j)(l)(p)	1,518,720
24,000,000	Genesys Ventures IA, LP (b)(c)(l)	15,165,600
8,935	Molina Healthcare, Inc. (j)(l)	332,203

		27,376,899

HOUSING - 0.2%
368,150	CCD Equity Partners LLC (c)	1,052,909

INFORMATION TECHNOLOGY - 0.4%
95,385	Corning, Inc. (j)	1,357,329
1	Magnachip Semiconductor Corp. (l)	18
15,050	Microsoft Corp. (j)	519,676
14,700	NetApp, Inc. (j)(l)	555,366

		2,432,389

MEDIA & TELECOMMUNICATIONS - 3.6%
6,480	Endurance Business Media, Inc., Class A (b)(c)(l)	—
18,000	Gray Television, Inc., Class A (l)(p)	126,540
308,875	Metro-Goldwyn-Mayer, Inc., Class A (l)	15,540,428
70,800	Time Warner, Inc. (j)	4,093,656

		19,760,624

METALS & MINERALS - 0.4%
69,900	Allegheny Technologies, Inc. (j)	1,839,069
3,200	Reliance Steel & Aluminum Co. (j)	209,792

		2,048,861

REAL ESTATE INVESTMENT TRUST - 7.5%
631,160	Corrections Corp. of America, REIT (p)	21,377,389
1,088,370	Spirit Realty Capital, Inc., REIT (p)	19,285,916

		40,663,305

TELECOMMUNICATIONS - 0.1%
45,168	Fairpoint Communications, Inc. (l)	377,153

TRANSPORTATION - 3.7%
5,064,400	AMR Corp. (l)	20,409,532

UTILITY - 0.0%
81,194	Entegra TC LLC (l)	22,328

WIRELESS COMMUNICATIONS - 1.1%
2,260,529	Pendrell Corp. (l)	5,922,586

	Total Common Stocks (Cost $331,090,113)	273,968,910

Preferred Stocks (l) - 7.5%

FINANCIAL - 7.5%
9,500	Aberdeen Loan Funding, Ltd. (g)	5,130,000
5,000	Brentwood CLO, Ltd. (g)	3,350,000
5,000	Eastland Investors Corp. (g)	4,225,000

See accompanying Notes to Consolidated Financial Statements.	7

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	NexPoint Credit Strategies Fund

Shares		Value ($)

Preferred Stocks (continued)

FINANCIAL (continued)
8,000	Grayson CLO, Ltd. (g)	5,471,624
3,000	Greenbriar CLO, Ltd. (g)	2,400,000
8,500	Red River CLO, Ltd.	5,236,955
10,500	Rockwall CDO, Ltd. (g)	5,512,500
6,000	Southfork CLO, Ltd. (g)	3,015,000
9,000	Stratford CLO, Ltd. (g)	6,847,159

		41,188,238

	Total Preferred Stocks (Cost $40,151,875)	41,188,238

Exchange-Traded Funds (p) - 6.1%
27,200	ProShares Ultra Gold, ETF (l)	1,213,936
1,494,740	ProShares Ultra Silver, ETF (b)(l)	25,410,580
383,400	ProShares UltraShort Russell 2000, ETF	6,920,370

	Total Exchange-Traded Funds (Cost $61,885,276)	33,544,886

Real Estate (c)(d)(q) - 2.2%
540,000	Freedom LHV LLC	8,100,000
262,014	Freedom Sarasota LLC	3,930,207

	Total Real Estate (Cost $12,030,207)	12,030,207

Units

Warrants (l) - 0.5%

BROADCASTING - 0.5%
389	Young Broadcasting Holding Co., Inc., expires 12/24/24 (b)	2,878,600

GAMING & LEISURE - 0.0%
602	LLV Holdco LLC - Series C, Membership Interest, expires 07/15/15 (b)(c)	—
828	LLV Holdco LLC - Series D, Membership Interest, expires 07/15/15 (b)(c)	—
925	LLV Holdco LLC - Series E, Membership Interest, expires 07/15/15 (b)(c)	—
1,041	LLV Holdco LLC - Series F, Membership Interest, expires 07/15/15 (b)(c)	—
1,179	LLV Holdco LLC - Series G, Membership Interest, expires 07/15/15 (b)(c)	—

		—

HEALTHCARE - 0.0%
80,472	Microvision, Inc., expires 07/23/13	5,633

	Total Warrants (Cost $774,997)	2,884,233

Shares		Value ($)

Investment Companies (m) - 0.2%
995,478	State Street Navigator Prime Securities Lending Portfolio	995,478

	Total Investment Companies (Cost $995,478)	995,478

Total Investments - 149.9%		818,051,602

	(Cost $992,249,638) (n)

$23,729,870 in cash was segregated or on deposit with the brokers to cover investments sold short as of June 30, 2013 and is included in “Other Assets & Liabilities, Net”.

Securities Sold Short - (5.8)%

Common Stocks - (1.6)%

ENERGY - (1.6)%
434,800	Chesapeake Energy Corp.	(8,861,224)

	Total Common Stocks (Proceeds $8,381,998)	(8,861,224)

Exchange-Traded Funds - (4.2)%
416,000	ProShares Ultra DJ-UBS Crude Oil, ETF (o)	(12,521,600)
106,100	iShares Russell 2000 Index Fund, ETF	(10,308,676)

	Total Exchange-Traded Funds (Proceeds $22,605,382)	(22,830,276)

	Total Securities Sold Short (Proceeds $30,987,380)	(31,691,500)

Other Assets & Liabilities, Net - (44.1)%		(240,778,385)

Net Assets - 100.0%		545,581,717

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (j) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at June 30, 2013. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	Affiliated issuer. Assets with a total aggregate market value of $141,780,704, or 21.3% of net assets, were affiliated with the Fund as of June 30, 2013.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $88,011,187, or 16.1% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2013.
(d)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(e)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.

8	See accompanying Notes to Consolidated Financial Statements.

CONSOLIDATED INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2013	NexPoint Credit Strategies Fund

(f)	Fixed rate senior loan.
(g)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2013, these securities amounted to $253,321,473 or 46.4% of net assets.
(h)	Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2013.
(i)	Security purchased on a when-issued basis. As of June 30, 2013, assets with a total aggregate market value of $10,847,940, or 2.0% of net assets, were purchased on a when-issued basis.
(j)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $55,601,787.
(k)	Securities (or a portion of securities) on loan. As of June 30, 2013, the market value of securities loaned was $981,857. The loaned securities were secured with cash collateral of $995,478. Collateral is calculated based on prior day’s prices. See Note 5.
(l)	Non-income producing security.
(m)	Represents investments of cash collateral received in connection with securities lending.
(n)	Cost for U.S. federal income tax purposes is $998,196,682.
(o)	No dividend payable on security sold short.
(p)	All or part of the security is pledged as collateral for the Committed Facility Agreement with BNPP PB, Inc. The market value of the securities pledged as collateral was $225,111,936. See Note 7.
(q)	Investment is part of the wholly-owned REIT which has been consolidated for reporting purposes. See Note 10.

Currency Abbreviations:

EUR	Euro Currency
GBP	British Pound

Glossary:
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind
PLC	Public Limited Company
PNC	PNC Capital Markets LLC
REIT	Real Estate Investment Trust

Forward foreign currency exchange contracts outstanding as of June 30, 2013 were as follows:

Contracts to Buy or to Sell	Currency	Counter - party	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation/ (Depreciation)
Sell	EUR	PNC	4,615,000	08/01/2013	$266,498

Foreign Denominated or Domiciled Senior Loans and Foreign Corporate Bonds & Notes Industry Concentration Table: (% of Net Assets)
Telecommunications	4.1%
Service	1.9%
Chemicals	1.1%
Retail	0.1%

Total	7.2%

See accompanying Notes to Consolidated Financial Statements.	9

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2013 (unaudited)	NexPoint Credit Strategies Fund

($)
Assets:
Unaffiliated issuers, at value (cost $770,972,286)	676,270,898
Affiliated issuers, at value (cost $221,277,352) (Note 14)	141,780,704

Total investments, at value (cost $992,249,638)	818,051,602
Cash and foreign currency*	2,967,207
Restricted Cash — Securities sold short (Note 2)	23,729,870
Net unrealized appreciation on forward foreign currency exchange contracts	266,498
Receivable for:
Investments sold	32,625,943
Dividends & Interest receivable	10,302,857
Other assets	200,000

Total assets	888,143,977

Liabilities:
Notes payable (Notes 7 and 8)	235,000,000
Securities sold short, at value (Proceeds $30,987,380) (Note 2 and Note 12)	31,691,500
Payable upon receipt of securities loaned (Note 5)	995,478

Payables for:
Investments purchased	73,291,244
Investment advisory fee payable (Note 11)	605,122
Administration fee (Note 11)	131,503
Trustees’ fees (Note 11)	51,685
Interest expense (Notes 7 and 8)	311,867
Accrued expenses and other liabilities	483,861

Total Liabilities	342,562,260

Net Assets Applicable To Common Shares	545,581,717

Composition of Net Assets:
Par value of common shares (Note 1)	63,881
Paid-in capital in excess of par value of common shares	1,139,566,517
Undistributed net investment income	8,065,727
Accumulated net realized gain/(loss) from investments, securities sold short, written options and foreign currency transactions	(427,467,980)
Net unrealized appreciation/(depreciation) on investments, securities sold short, written options, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currency	(174,646,428)

Net Assets Applicable to Common Shares	545,581,717

Common Shares
Net assets	545,581,717
Shares outstanding (unlimited authorization)	63,881,473
Net asset value per share (Net assets/shares outstanding)	8.54

*	Includes foreign currency held at value of $1,319,918, with a cost of $1,328,805.

10	See accompanying Notes to Consolidated Financial Statements.

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (unaudited)	NexPoint Credit Strategies Fund

($)
Investment Income:
Interest from unaffiliated issuers	17,263,634
Interest from affiliated issuers (Note 14)	2,484,882
Dividends	7,728,390
Securities lending income (Note 5)	83,314

Total investment income	27,560,220

Expenses:
Investment advisory fees (Note 11)	3,657,113
Administration fees (Note 11)	731,423
Accounting service fees	131,052
Transfer agent fee	22,324
Trustees’ fees (Note 11)	80,207
Custodian fees	7,045
Reports to shareholders	91,189
Audit fees	86,156
Legal fees	504,227
Insurance expense	57,127
Interest expense (Notes 7 and 8)	2,009,677
Dividends and expenses on securities sold short (Note 2)	174,044
Other expenses	75,455

Total operating expenses	7,627,039

Net investment income	19,933,181

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments from unaffiliated issuers	33,887,388
Net realized gain/(loss) on investments from affiliated issuers (Note 14)	777,189
Net realized gain/(loss) on securities sold short (Note 2)	312,613
Net realized gain/(loss) on written options (Note 3)	4,307,323
Net realized gain/(loss) on forward foreign currency exchange transactions (Note 3)	(591,182)
Net realized gain/(loss) on foreign currency transactions	23,443
Net change in unrealized appreciation/(depreciation) on investments	27,082,446
Net change in unrealized appreciation/(depreciation) on securities sold short (Note 2)	(1,253,860)
Net change in unrealized appreciation/(depreciation) on written options (Note 3)	107,942
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts (Note 3)	681,809
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currency	(43,474)

Net realized and unrealized gain/(loss) on investments	65,291,637

Net increase in net assets from operations	85,224,818

See accompanying Notes to Consolidated Financial Statements.	11

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

NexPoint Credit Strategies Fund

	Six Months Ended June 30, 2013 (unaudited) ($)	Year Ended December 31, 2012 ($)
From Operations
Net investment income	19,933,181	27,367,939
Net realized gain/(loss) on investments, securities sold short, written options, forward foreign currency contracts and foreign currency transactions	38,716,774	(8,429,212)
Net unrealized appreciation/(depreciation) on investments, securities sold short, written options, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currency	26,574,863	41,426,537

Net change in net assets from operations	85,224,818	60,365,264

Distributions Declared to Common Shareholders
From net investment income	(15,906,487)	(27,149,626)

Total distributions declared to common shareholders	(15,906,487)	(27,149,626)

Share Transactions from Common Shares
Net increase (decrease) from share transactions from common shares	—	—

Total increase in net assets from common shares	69,318,331	33,215,638

Net Assets Applicable to Common Shares
Beginning of period	476,263,386	443,047,748

End of period (including undistributed net investment income of $8,065,727 and $4,039,033, respectively)	545,581,717	476,263,386

Change in Common Shares
Net increase (decrease) in common shares	—	—

12	See accompanying Notes to Consolidated Financial Statements.

CONSOLIDATED STATEMENT OF CASH FLOWS (unaudited)

For the Period Ended June 30, 2013	NexPoint Credit Strategies Fund

($)
Cash Flows Provided by Operating Activities
Net increase from operations	85,224,818

Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities
Purchases of investment securities	(635,801,036)
Proceeds from disposition of investment securities	580,175,580
Purchases of purchased options	(1,353,814)
Proceeds from the disposition of purchased options	220,791
Purchases of securities sold short	34,142,900
Proceeds from disposition of securities sold short	(8,243,574)
Net premium received on written options	1,355,645
Paydowns at cost	3,891,297
Net amortization/(accretion) of premium/(discount)	(3,181,382)
Net realized gain on investments, securities sold short, written options, forward foreign currency exchange contracts and foreign currency related transactions	(38,716,774)
Net change in unrealized appreciation on investments, securities sold short, written options, forward foreign currency exchange contracts and foreign currency related translations	(26,574,863)
Net change in short-term investments	(995,478)
Increase in restricted cash	(22,074,979)
Decrease in cash held with prime broker	3,464,191
Decrease in receivable for investments sold	4,417,968
Increase in dividends and interest receivable	(5,900,803)
Increase in receivable for other assets	(185,583)
Increase in payable for investments purchased	60,122,690
Decrease in payable for distributions	(77,628)
Increase in payables to related parties	44,026
Increase in payable upon receipt of securities loaned	975,618
Decrease in payable to prime broker	(21,791,386)
Decrease in payable for interest expense	(434,791)
Decrease in dividends payable on securities sold short	(3,888)
Increase in accrued expenses and other liabilities	124,765

Net cash flow provided by operating activities	8,824,310

Cash Flows Used in Financing Activities
Increase in notes payable	10,000,000
Distributions paid in cash	(15,906,487)

Net cash flow used in financing activities	(5,906,487)

Effect of exchange rate changes on cash	(20,031)

Net increase in cash	2,897,792

Cash & Foreign Currency
Beginning of the period	69,415

End of the period	2,967,207

Supplemental non-cash information:
Cash paid during the year for interest	2,009,677

See accompanying Notes to Consolidated Financial Statements.	13

FINANCIAL HIGHLIGHTS

NexPoint Credit Strategies Fund

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended June 30, 2013 (unaudited)		Years Ended December 31,
Common Shares Per Share Operating Performance:			2012	2011	2010	2009	2008

Net Asset Value, Beginning of Period	$7.46		$6.94	$7.72	$7.20	$6.51	$17.99
Income from Investment Operations:
Net investment income	0.31		0.43	0.47	0.59	0.74	1.35
Net realized and unrealized gain/(loss) on investments	1.02		0.52	(0.72)	0.56	0.74	(9.79)

Total from investment operations	1.33		0.95	(0.25)	1.15	1.48	(8.44)
Less Distributions Declared to Common Shareholders:
From net investment income	(0.25)		(0.43)	(0.53)	(0.63)	(0.79)	(1.46)
From net realized gains	—		—	—	—	—	(0.26)

Total distributions declared to common shareholders	(0.25)		(0.43)	(0.53)	(0.63)	(0.79)	(1.72)

Dilutive impact of rights offering	—		—	—	—	—	(1.32)
Net Asset Value, End of Period	$8.54		$7.46	$6.94	$7.72	$7.20	$6.51
Market Value, End of Period	$7.87		$6.64	$6.18	$7.58	$6.31	$5.70
Market Value Total Return(a)	22.46	%(b)	14.73%	(12.18)%	30.76%	27.69%	(57.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$545,582		$476,263	$443,048	$492,753	$458,764	$361,211
Common Share Information at End of Period:
Ratios based on average net assets of common shares:
Gross operating expenses (excluding interest and commitment fee expense)(c)	2.16	%(d)	2.22%	2.23%	2.13%	2.41%	2.32%
Interest and commitment fee expense	0.77	%(d)	0.92%	0.92%	1.01%	1.49%	1.63%
Fees and expenses waived	N/A		N/A	N/A	(0.14)%	(0.31)%	(0.09)%
Net operating expenses (including interest and commitment fee expense)(c)	2.93	%(d)	3.14%	3.15%	3.00%	3.59%	3.86%
Net investment income	7.67	%(d)	6.00%	6.24%	7.92%	11.09%	11.36%
Ratios based on managed net assets of common shares:
Gross operating expenses (excluding interest and commitment fee expense)(c)	1.53	%(d)	1.60%	1.61%	1.70%	1.93%	1.65%
Interest and commitment fee expense	0.55	%(d)	0.66%	0.66%	0.81%	1.19%	1.16%
Fees and expenses waived	N/A		N/A	N/A	(0.11)%	(0.25)%	(0.06)%
Net operating expenses (including interest and commitment fee expense)(c)	2.08	%(d)	2.26%	2.27%	2.40%	2.87%	2.75%
Net investment income	5.43	%(d)	4.32%	4.50%	6.34%	8.88%	8.12%
Portfolio turnover rate	61	%(b)	92%	52%	91%	88%	78%

(a)	Based on market value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan.
(b)	Not annualized.
(c)	Includes dividends and expenses on securities sold short.
(d)	Annualized.

14	See accompanying Notes to Consolidated Financial Statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

June 30, 2013	NexPoint Credit Strategies Fund

Note 1. Organization

NexPoint Credit Strategies Fund (the “Fund”) is a Delaware statutory trust and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. Freedom REIT is a wholly-owned subsidiary of the Fund organized under the laws of Delaware as a Real Estate Investment Trust (the “Subsidiary”). The Fund’s Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and Consolidated Statement of Cash Flows include the accounts of both NexPoint Credit Strategies Fund and the Subsidiary. The consolidated financial statements include information for the fiscal period ended June 30, 2013. The Fund trades on the New York Stock Exchange under the ticker symbol NHF. The Fund may issue an unlimited number of common shares, par value $0.001 per share (“Common Shares”). The Fund commenced operations on June 29, 2006. NexPoint Advisors, L.P. (“NexPoint”) or “Investment Advisor”, an affiliate of Highland Capital Management Fund Advisors, L.P. (formerly Pyxis Capital, L.P. (“Highland”), is the investment advisor and administrator to the Fund.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Fund Valuation

The net asset value (“NAV”) of the Fund’s common shares is calculated daily. The NAV is calculated by dividing the value of the Fund’s net assets attributable to common shares by the numbers of common shares outstanding.

Valuation of Investments

In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations on the New York Stock Exchange, NASDAQ or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that NexPoint Advisors, L.P. (the “Investment Advisor”) has determined to generally have the capability to provide appropriate pricing services and have been approved by the Trustees.

Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Semi-Annual Report	15

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2013	NexPoint Credit Strategies Fund

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of those policies.

As of June 30, 2013, the Fund’s investments consisted of senior loans, asset-backed securities, corporate bonds and notes, claims, common stock, preferred stock, exchange-traded funds, interests in a REIT and warrants. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, preferred stocks and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

16	Semi-Annual Report

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2013	NexPoint Credit Strategies Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of June 30, 2013 is as follows:

	Total value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
NexPoint Credit Strategies Fund
Assets
U.S. Senior Loans	$177,374,642	$—	$135,167,233	$42,207,409
Foreign Denominated or Domiciled Senior Loans	462,398	—	223,333	239,065
Asset-Backed Securities	147,189,213	—	133,522,044	13,667,169
Corporate Bonds & Notes	89,821,883	—	81,296,411	8,525,472	(2)
Foreign Corporate Bonds & Notes	38,591,514	—	38,591,514	—
Claims(1)	—	—	—	—	(2)
Common Stocks
Broadcasting	57,321,731	—	47,145,400	10,176,331
Consumer Discretionary	81,867,521	81,867,521	—	—
Consumer Staples	660,241	660,241	—	—
Energy	4,926,909	4,926,909	—	—
Financial	9,125,922	8,747,988	—	377,934
Gaming & Leisure	—	—	—	—	(2)
Healthcare	27,376,899	12,211,299	—	15,165,600
Housing	1,052,909	—	—	1,052,909
Information Technology	2,432,389	2,432,389	—	—
Media & Telecommunications	19,760,624	4,220,196	15,540,428	—	(2)
Metals & Minerals	2,048,861	2,048,861	—	—
Real Estate Investment Trust	40,663,305	40,663,305	—	—
Telecommunications	377,153	377,153	—	—
Transportation	20,409,532	20,409,532	—	—
Utility	22,328	—	22,328	—
Wireless Communications	5,922,586	5,922,586	—	—
Preferred Stocks
Financial	41,188,238	—	23,632,500	17,555,738
Exchange-Traded Funds(1)	33,544,886	33,544,886	—	—
Real Estate	12,030,207	—	—	12,030,207
Warrants(1)
Equity Contracts	2,884,233	5,633	—	2,878,600	(2)
Investment Companies	995,478	995,478	—	—
Other Financial Instruments
Forward Foreign Currency Contracts
Foreign Exchange Contracts	266,498	266,498	—	—

Total Assets	$818,318,100	$219,300,475	$475,141,191	$123,876,434

Liabilities
Securities Sold Short	$(31,691,500)	$(31,691,500)	$—	$—

Total Liabilities	$(31,691,500)	$(31,691,500)	$—	$—

Total	$786,626,600	$187,608,975	$475,141,191	$123,876,434

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

Semi-Annual Report	17

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2013	NexPoint Credit Strategies Fund

The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs) for the period ended June 30, 2013.

NexPoint Credit Strategies Fund	Balance as of December 31, 2012	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases(1)	Net (Sales)(1)	Balance as of June 30, 2013	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
U.S. Senior Loans	$42,087,789	$—	$—	$549,080	$23,396	$(687,899)	$911,673	$(676,630)	$42,207,409	$(686,841)
Foreign Denominated or Domiciled Senior Loans	187,531	—	—	—	678	175,152	—	(124,296)	239,065	175,923
Asset-Backed Securities	1,700,238	11,893,727	—	22,799		50,405	—	—	13,667,169	50,405
Corporate Bonds & Notes	8,435,914	3,602,973	(400,425)			(2,755,302)		(357,688)	8,525,472	(3,070,926)
Claims	—	—	—	—	—	(560,322)	560,322	—	—	(560,322)
Common Stocks
Broadcasting	24,671,202	—	(47,145,400)	—	701,679	32,650,529	—	(701,679)	10,176,331	9,555,654
Financial(2)	428,263	—	—	—	—	(27,029)	—	(23,300)	377,934	(27,029)
Gaming & Leisure	—	—	—	—	—	4,551,471	95,809	(4,647,280)	—	4,551,471
Healthcare	40,320,000	—	—	—	—	(1,154,400)	—	(24,000,000)	15,165,600	(1,154,400)
Housing	839,382	—	—	—	—	213,527	—	—	1,052,909	213,527
Media & Telecommunications(2)	71,278	—	—	—	—	(71,278)	—	—	—	(71,278)
Utility	18,269	—	(22,328)	—	—	4,059	—	—	—	—
Preferred Stocks	—	—	—	—	—	58,863	17,496,875	—	17,555,738	58,863
Real Estate	—	—	—	—	—	—	12,030,207	—	12,030,207	—
Warrants
Equity Contracts	1,468,475	—		—	66,254	1,410,125	—	(66,254)	2,878,600	1,410,125

Total	$120,228,341	$15,496,700	$(47,568,153)	$571,879	$792,007	$33,857,901	$31,094,886	$(30,597,127)	$123,876,434	$10,445,172

(1)	Includes any applicable borrowings and/or paydowns made on revolving credit facilities held in the Fund’s Investment Portfolio.
(2)	Balance as of December 31, 2012 reflects a industry reclassification for American Banknote Corp. from Media & Telecommunications to Financial.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the period ended June 30, 2013, a net amount of $25,196,953 of the Fund’s portfolio investments were transferred between Level 2 and Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers between Level 2 and Level 3 were due to management’s assessment of observable and unobservable inputs for valuing the assets.

For the period ended June 30, 2013, a net amount of $7,033 of the Fund’s portfolio investments was transferred between Level 1 and Level 2. Transfers between Level 1 and Level 2 were due to management’s assessment of quoted prices for assets in active markets.

18	Semi-Annual Report

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2013	NexPoint Credit Strategies Fund

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of material Level 3 investments:

Fund and Category	Ending Balance at 6/30/13	Valuation Technique	Unobservable Inputs	Input Value(s)
NexPoint Credit Strategies Fund
Debt	$64,639,115	Third-Party Pricing Vendor	N/A	N/A
		Liquidation Analysis	Discount Rate	15	% - 25%
			Liquidity Discount	25	% - 30%
			Asset Specific Discount	90	% - 100%
		Debt - Loan Spread	Weighting of Comparables	Equal Weights
			Weighted Avg DM	4%
			Liquidity Discount	20%
			Multiple Discount	10%
			Scenario Probabilities	Various
Preferred Stocks	17,555,738
Common Stocks	26,772,774	Multiple Analysis	Discount Rate	20	% - 25%
			Liquidity Discount	25%
			Minority Discount	20%
			Scenario Probabilities	Various
		Fair Valuation – Multiple Scenarios	Discount Rate	24%
			Scenario Probabilities	Various
Real Estate	12,030,207	Cost	N/A	N/A
Warrants	2,878,600	Third-Party Pricing Vendor	N/A	N/A

Total	$123,876,434

The significant unobservable inputs used in the fair value measurement of the Fund’s debt investments are discount rates and liquidity discounts. Significant increases or decreases in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s common stock investments are discount rates and scenario probabilities. Significant changes in either of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of identified cost for both financial statement and U.S. federal income tax purposes.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

Accretion of discount and amortization of premium on taxable bonds are computed to the call or maturity date,

whichever is shorter, using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

U.S. Federal Income Tax Status

The Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Fund intends to distribute, in each calendar year, all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Semi-Annual Report	19

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2013	NexPoint Credit Strategies Fund

Distributions to Shareholders

The Fund plans to pay distributions from net investment income monthly and net realized capital gains annually to common shareholders. To permit the Fund to maintain more stable monthly distributions and annual distributions, the Fund may from time to time distribute less than the entire amount of income and gains earned in the relevant month or year, respectively. The undistributed income and gains would be available to supplement future distributions. Shareholders of the Fund will automatically have all distributions reinvested in Common Shares of the Fund issues by the Fund or purchased in the open market in accordance with the Fund’s Dividend Reinvestment Plan (the “Plan”) unless an election is made to receive cash. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred in connection with open market purchases, and participants requesting a sale of securities through the plan agent of the Plan are subject to a sales fee and a brokerage commission.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and sub-custodian bank, respectively, and does not include cash posted as collateral in the segregated account or with the broker-dealers.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank, money market funds, and certain short term debt instruments with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Foreign Currency

Accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 AM, Eastern time. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Investments in Foreign Markets

Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Securities Sold Short

The Fund may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Cash held as collateral for securities sold short is classified as restricted cash on the Statement of Assets and Liabilities. Securities held as collateral for securities sold short are shown on the Investment Portfolio of the fund.

When securities are sold short, the Fund intends to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Investment Adviser believes possess volatility characteristics similar to those being hedged. In addition, the Fund may use short sales for non-hedging purposes to pursue its investment objective. Subject to the requirements of the 1940 Act and the Internal Revenue Code of

20	Semi-Annual Report

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2013	NexPoint Credit Strategies Fund

1986, as amended (the “Code”), the Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short by the Fund exceeds 25% of the value of its total assets.

When-Issued Securities & Forward Commitments

The Fund may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date. For sales commitments, the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage. As of June 30, 2013, the Fund held securities on a when-issued basis with a total aggregate market value of $10,547,940. These securities are detailed in the Fund’s Consolidated Investment Portfolio.

Note 3. Derivative Transactions

The Funds is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund enters into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Forward Foreign Currency Exchange Contracts

The Funds enters into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund’s currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund’s financial statements. Such amounts appear under the caption Forward Foreign Currency Exchange Contracts in the Investment Portfolio. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund’s risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When the Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities on its books in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Options

The Fund purchases and writes options, subject to certain limitations. The Fund may invest in options contracts to manage its exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, nonperformance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased are adjusted by the original premium received or paid.

Semi-Annual Report	21

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2013	NexPoint Credit Strategies Fund

Transactions in written options for the six months ended June 30, 2013 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2012	11,934	$2,951,678
Call Options Written	4,675	533,599
Put Options Written	7,334	931,120
Call Options Exercised	(3,900)	(483,448)
Put Options Expired	(11,934)	(1,416,025)
Call Options Expired	(775)	(50,151)
Put Options Closed	(7,334)	(2,466,773)

Outstanding, June 30, 2013	—	$—

Additional Derivative Information

The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for, c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows, and d) how the netting of derivatives subject to master netting arrangements affects the net exposure of the fund related to the derivatives.

The fair value of derivative instruments on the Investment Portfolio have the following risk exposure at June 30, 2013.

	Fair Value
Risk Exposure	Asset Derivative		Liability Derivative
Equity Price Risk	$2,884,233	(1)	$—
Foreign Exchange Risk	266,498	(2)	—

(1)	Statement of Assets and Liabilities location: Total investments, at value.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

The gross amounts of derivatives not offset in the Statement of Assets and Liabilities at June 30, 2013, are as follows:

Counterparty	Gross Amounts of Assets Presented in Statement of Assets & Liabilities(1)		Financial Instrument	Collateral Received	Net Amount (not less than 0)
Exchange-Traded Warrants	2,884,233	(2)	—	—	2,884,233
PNC Capital Markets LLC	266,498		—	—	266,498

(1)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets & Liabilities.
(2)	Includes financial instruments (warrants) which are not subject to a master netting arrangement, or another similar arrangement.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013, is as follows:

Risk Exposure	Net Realized Gain (Loss) on Derivatives		Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Equity Price Risk	$4,373,578	(1)	1,304,597	(3)
Foreign Exchange Risk	(591,182	)(2)	681,809	(4)

(1)	Statement of Operations location: Net realized gain/(loss) on written options and/or investments.
(2)	Statement of Operations location: Net realized gain/(loss) on foreign currency related transactions.
(3)	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on written options, and/or investments.
(4)	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on foreign currency related translations.

For the six months ended June 30, 2013, the Fund’s average volume of derivatives is as follows:

	Units/ Contracts	Appreciation/ (Depreciation)
Warrants	85,436	$—
Forward Currency Exchange Contracts	—	61,888
Written Options	3,978	—

Note 4. U.S. Federal Income Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended December 31, 2012 and December 31, 2011, the past two tax year ends, were as follows:

Distributions Paid From:	2012	2011
Ordinary Income*	$27,149,626	$33,689,329

*	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

22	Semi-Annual Report

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2013	NexPoint Credit Strategies Fund

As of December 31, 2012, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation) (1)	Accumulated Capital and Other Losses
$4,260,936	$—	$(207,168,335)	$(460,797,296)

(1)	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales.

As of December 31, 2012, the most recent year end, for federal income tax purposes, the Fund had capital loss carryforwards, which will expire in the indicated years:

	Capital Loss Carryforwards(3)		Expiration Date
	$8,679,337	(1)	2014
	6,437,279	(1)	2015
	90,161,614	(1) (2)	2016
	282,026,384	(3)	2017
	45,893,101	(3)	2018
	27,599,581		N/A+

Total	$460,797,296

(1)	These capital loss carryforward amounts were acquired in the reorganizations of Prospect Street High Income Portfolio Inc (“PHY”) and Prospect Street Income Shares Inc (“CNN”) into the Fund on July 18, 2008 and are available to offset future capital gains of the Fund. The Fund’s ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations.
(2)	This capital loss carryforward amount was acquired in the reorganization of Highland Distressed Opportunities, Inc. (“HCD”) into the Fund on June 12, 2009, and is available to offset future capital gains of the Fund. The Fund’s ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations.
(3)	The Fund’s ability to utilize the capital loss carryforward may be limited.
+	The Regulated Investment Company Modernization Act of 2010 (“Modernization Act”) was signed into law on December 22, 2010. Under the Modernization Act the Fund will be permitted to carry forward indefinitely capital losses incurred in taxable years beginning after December 22, 2010 (Tax Year 2011 for the Fund). However, any losses incurred during those future taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended December 31, 2012, the Fund lost through expiration $3,279,930 of capital loss carryforwards.

Unrealized appreciation and depreciation at June 30, 2013, based on cost of investments for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
$85,239,379	$265,384,459	$(180,145,080)	$998,196,682

Qualified Late Year Ordinary and Post October Losses

Under current laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2012, the Fund did not elect to defer net realized capital losses incurred from November 1, 2012 through December 31, 2012.

Note 5. Securities Lending

The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Fund’s securities lending policy, securities loans are made to unaffiliated broker dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the bid value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral and receives a fee from the borrower. As of June 30, 2013, the market value of securities loaned by the Fund was $981,857. The loaned securities were secured with cash collateral of $995,478, which was invested in the State Street Navigator Prime Securities Lending Portfolio.

Note 6. Senior Loan Participation Commitments

The Fund may invest its assets (plus any borrowings for investment purposes) in adjustable rate senior loans (“Senior Loans”), the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic or foreign corporations, partnerships and other entities that operate in a variety of industries or geographic regions (“Borrowers”). If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy,

Semi-Annual Report	23

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2013	NexPoint Credit Strategies Fund

the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest.

When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, not with the Borrower directly. As such, the Fund assumes the credit risk of the Borrowers, as well as of the selling participants or other persons interpositioned between the Fund and the Borrowers. The ability of Borrowers, selling participants or other persons interpositioned between the Fund and the Borrowers to meet their obligations may be affected by a number of factors, including economic developments in a specific industry.

Note 7. Credit Agreement

On February 2, 2011, the Fund entered into a $125,000,000 credit agreement with State Street Bank and Trust Company (the “Credit Agreement”). Concurrent with entering into the Credit Agreement, the Fund agreed to pay a $125,000 structuring fee, which was amortized ratably over the term of the agreement. The terms of the Credit Agreement require the Fund to pay 0.15% on the uncommitted balance and pay a spread of 1.25% over LIBOR on amounts borrowed, and subsequently lowered to 1.15%. In connection with the execution of the Credit Agreement, the Fund amended the agreement with the holders of the Notes (the “Amendment”) (see Note 8) to allow for a secured credit facility provider. The Amendment changed the status of the Notes from unsecured to secured pari pasu with State Street Bank and Trust Company.

On December 14, 2012, the Fund entered into an amendment (the “Fifth Amendment”) extending the Credit Agreement termination date from January 31, 2013 to December 13, 2013. Additionally, the spread over LIBOR on amounts borrowed declined from 1.15% to 0.95%. The terms of the Credit Agreement continue to require the Fund to pay 0.15% on the uncommitted balance. On May 16, 2013 the Credit Agreement was increased to $150,000,000. As of June 30, 2013, the carrying value of the outstanding Notes was $80 million, excluding accrued interest that was owed at that date. As of June 30, 2013, the fair value of the outstanding Credit Agreement was estimated to be $80,441,000, and would be categorized as Level 3 within the fair value hierarchy. The fair value was estimated based on discounting the cash flows owed using a discount rate of 0.50% over the 11 month risk free rate.

For the period ended June 30, 2013, the average daily loan balance was $89,093,923 at a weighted average interest rate of 1.15%, excluding any commitment fee. With respect to these borrowings, interest expense of $515,947 and uncommitted balance fee of $29,729 are included in interest expense in the Statement of Operations.

On May 16, 2013, the Fund entered into a $125,000,000, 90-day rolling, Committed Facility Agreement with BNP Paribas Prime Brokerage, Inc. (“BNPP PB, Inc.”) (the “Committed Facility Agreement”). The terms of the Committed Facility Agreement require the Fund to pay 0.55% on the uncommitted balance and pay a spread of 0.75% over the 1-month LIBOR on amounts borrowed. The Fund must pledge collateral to secure amounts borrowed under the Committed Facility Agreement. BNPP PB, Inc. may lend out the pledged collateral and the Fund receives at least 7.5 bps of income on pledged securities lent by BNPP PB, Inc. This has the effect of lowering the borrowing costs. The Committed Facility Agreement may be terminated by either party with 90 days prior written notice. On May 29, 2013 the Committed Facility Agreement was amended (the “First Amendment”), increasing from $125,000,000 to $155,000,000. As of June 30, 2013, the fair value of the outstanding Committed Facility Agreement was estimated to be $155,049,000, and would be categorized as Level 3 within the fair value hierarchy. The fair value was estimated based on discounting the cash flows owed using a discount rate of 0.50% over the 90 day risk free rate.

For the period ended June 30, 2013, the average daily note balance was $146,418,913 at a weighted average interest rate of 0.95%. With respect to the Notes, interest expense of $176,987 and uncommitted balance fee of $72 are included in interest expense in the Statement of Operations.

Note 8. Series A Senior Secured Notes

On April 16, 2010, the Fund issued $120,000,000 principal amount of floating rate Series A senior unsecured notes (“Notes”). The Notes bear interest, payable quarterly, at the rate of the 3 month LIBOR, subject to a LIBOR floor of 1.00%, plus 1.70%, to maturity on April 16, 2015. On May 16, 2013 the Fund made full repayment satisfying the Fund’s obligations under the terms of the Notes. With respect to the Notes, interest expense of $1,215,000 is included in interest expense in the Statement of Operations.

Note 9. Asset Coverage

The Fund is required to maintain 300% asset coverage with respect to amounts outstanding under the Credit Agreement and the Notes. Asset coverage is calculated by subtracting the Fund’s total liabilities, not including any amount representing bank loans and senior securities, from the Fund’s total assets and dividing the result by the principal amount of the borrowings outstanding. As of the

24	Semi-Annual Report

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2013	NexPoint Credit Strategies Fund

dates indicated below, the Fund’s debt outstanding and asset coverage was as follows:

Date	Total Amount Outstanding	% of Asset Coverage of Indebtedness
06/30/2013	235,000,000	346.0
12/31/2012	225,000,000	311.7
12/31/2011	173,000,000	356.1
12/31/2010	120,000,000	510.6
12/31/2009	112,000,000	509.6
12/31/2008	141,000,000	356.2
12/31/2007	248,000,000	350.4

Note 10. Basis for Consolidation for Nexpoint Credit Strategies Fund

The Subsidiary was formed on September 17, 2012 as a wholly-owned Real Estate Investment Trust of NexPoint Credit Strategies Fund. The Fund will seek to gain exposure to the real estate markets, in whole or in part, through investments by the Subsidiary. As of June 30, 2013, net assets of the Fund were $545,581,717, of which $12,030,207, or approximately 2.2%, represented the Fund’s ownership of the shares of the Subsidiary. NexPoint Credit Strategies Fund’s Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, and Consolidated Statement of Changes in Net Assets include the accounts of both NexPoint Credit Strategies Fund and the Subsidiary. All inter-company transactions and balances have been eliminated in consolidation. The Advisor does not charge an additional fee for assets managed on the Subsidiary.

Note 11. Investment Advisory, Administration, and Trustee Fees

Investment Advisory Fee

The Investment Adviser to the Fund receives an annual fee, paid monthly, in an amount equal to 1.00% of the average daily value of the Fund’s Managed Assets. The Fund’s “Managed Assets” is an amount equal to the total assets of the Fund, including any form of leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund’s investment objectives and policies, and/or (iv) any other means.

Administration Fee

The Investment Adviser provides administrative services to the Fund. For its services, the Investment Adviser receives an annual fee, payable monthly, in an amount equal to 0.20% of the average weekly value of the Fund’s Managed Assets. Under a separate sub-administration agreement, the Investment Adviser has delegated certain administrative functions to State Street Bank and Trust Company. The Investment Adviser pays State Street Bank and Trust Company directly for these sub-administration services.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser and any affiliates as of the period covered by this annual report. The Fund pays no compensation to its one interested Trustee or any of its officers, all of whom are employees of the Investment Adviser.

Note 12. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Funds are described below in alphabetical order:

Concentration Risk

The Fund may focus its investments in instruments of only a few companies. The concentration of the Fund’s portfolio in any one obligor would subject the Fund to a greater degree of risk with respect to defaults by such obligor, and the concentration of the portfolio in any one industry would subject the Fund to a greater degree of risk with respect to economic downturns relating to such industry.

Counterparty Credit Risk

Counterparty credit risk is the potential loss the Fund may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty credit risk is measured as the loss the Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because the Fund may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Fund may be exposed to the credit risk of its counterparties. To limit the counterparty credit risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Credit Risk

Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the

Semi-Annual Report	25

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2013	NexPoint Credit Strategies Fund

issuing company’s continuing ability to meet principal and/ or interest payments. Investments in high yield debt and high yield Senior Loans may result in greater net asset value fluctuation than if the Fund did not make such investments.

Currency Risk

A portion of the Fund’s assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Derivatives Risk

Derivative transactions in which the Fund may engage for hedging or speculative purposes to enhance total return, including engaging in transactions such as options, futures, swaps, foreign currency transactions (including forward foreign currency contracts, currency swaps or options on currency and currency futures) and other derivative transactions, involve certain risks and considerations. These risks include the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use derivative transactions depends on the Investment Adviser’s ability to predict pertinent market movements, which cannot be assured. Thus, the use of derivative transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell.

Emerging Markets Risk

Any investments in Emerging Market Countries (countries in which the capital markets are developing) may involve greater risks than investments in more developed markets and the prices of such investments may be more volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

Exchange-Traded Funds Risk

The risk that the exchange-traded funds (“ETFs”) in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Foreign Securities Risk

Investments in foreign securities involve certain factors not typically associated with investing in U.S. securities, such as risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar (the currency in which the books of the Fund are maintained) and the various foreign currencies in which the Fund’s portfolio securities will be denominated and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including the absence of uniform accounting, auditing and financial reporting standards and practices and disclosure requirements, and less government supervision and regulation; (iii) political, social or economic instability; and (iv) the extension of credit, especially in the case of sovereign debt.

Forward Currency Contracts Risk

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use forward contracts to gain exposure to, or hedge against changes in the value of foreign currencies. A forward contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. With forwards, there is counterparty credit risk to the Fund because the forwards are not exchange-traded, and there is no clearinghouse to guarantee the forwards against default.

Futures Contracts Risk

The risks of entering into futures contracts include the possibilities that their markets may become illiquid and/or changes in the values of the contracts may not correlate to changes in the values of the underlying instruments.

26	Semi-Annual Report

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2013	NexPoint Credit Strategies Fund

Hedging Transactions Risk

Each Fund may engage in “hedging,” the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment. Hedging strategies in general are usually intended to limit or reduce investment risk, but can also be expected to limit or reduce the potential for profit. For example, if the Fund has taken a defensive posture by hedging its portfolio, and stock prices advance, the return to investors will be lower than if the portfolio had not been hedged. No assurance can be given that any particular hedging strategy will be successful, or that the Investment Adviser will elect to use a hedging strategy at a time when it is advisable.

Illiquid Securities Risk

The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Fund’s investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

Indemnification Risk

The Fund has a variety of indemnification obligations under contracts with their service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Leverage Risk

The Fund may use leverage in their investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Fund purchases securities with borrowed funds, its net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged.

Non-Payment Risk

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the NAV of the Fund.

Options Risk

There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A transaction in options or securities may be unsuccessful to some degree because of market behavior or unexpected events.

When the Fund writes a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation and once an option writer has received an exercise notice, it must deliver the underlying security in exchange for the strike price.

When the Fund writes a covered put option, the Fund bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Regulatory Risk

Recent legislation has called for a new regulatory framework for the derivatives market. The impact of the new regulations are still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

Restricted Securities Risk

Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Fund,

Semi-Annual Report	27

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2013	NexPoint Credit Strategies Fund

however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at the Fund’s expense, the Fund’s expenses would be increased.

Short-Selling Risk

Short sales by the Fund that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Fund to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Troubled, Distressed or Bankrupt Companies Risk

The Fund invests in companies that are troubled, in distress or bankrupt. As such, they are subject to a multitude of legal, industry, market, environmental and governmental forces that make analysis of these companies inherently difficult. Further, the Investment Adviser relies on company management, outside experts, market participants and personal experience to analyze potential investments for the Fund. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.

Note 13. Investment Transactions

For the period ended June 30, 2013, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $574,653,488 and $476,719,027, respectively.

Note 14. Affiliated Issuers

Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies as of June 30, 2013:

			Market Value
Issuer	Par Value at June 30, 2013	Shares at June 30, 2013	December 31, 2012	June 30, 2013	Affiliated Income	Purchases	Sales
ComCorp Broadcasting, Inc. (Senior Loans)*	35,950,043	—	$34,829,552	$35,444,082	$1,666,197	$—	$—
Communications Corp of America (Common Stocks)	—	2,010,616	620,677	10,176,331	—	—	—
Endurance Business Media, Inc., Class A (Common Stocks)	—	6,480	71,278	—	—	—	—
Endurance Business Media, Inc. (Senior Loans)	3,392,755	—	682,339	1,526,740	628,627	—	18,942
Genesys Ventures IA, L.P. (Common Stocks)	—	24,000,000	40,320,000	15,165,600	—	—	24,000,000
LLV Holdco, LLC (Senior Loans)	7,582,950	—	5,234,227	4,033,371	190,058	315,209	—
LLV Holdco, LLC (Common Stocks)	—	26,869	—	—	—	95,808	4,647,280
LLV Holdco, LLC (Warrants)	—	4,575	—	—	—	—	—
ProShares Ultra Silver, ETF (Exchange-Traded Funds)	—	1,494,740	—	25,410,580	—	48,055,435	3,000,198
Young Broadcasting Holding Co., Inc., Class A (Common Stocks)	—	6,371	24,050,525	47,145,400	—	—	701,679
Young Broadcasting Holding Co., Inc., (Warrants)	—	389	1,468,475	2,878,600	—	—	66,254

	46,925,748	27,550,040	$107,277,073	$141,780,704	$2,484,882	$48,466,452	$32,434,353

*	Company is a wholly-owned subsidiary of Communications Corp. of America.

28	Semi-Annual Report

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) (continued)

June 30, 2013	NexPoint Credit Strategies Fund

Note 15. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events.

Semi-Annual Report	29

ADDITIONAL INFORMATION (unaudited)

June 30, 2013	NexPoint Credit Strategies Fund

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Dividend Reinvestment Plan

Unless the registered owner of Common Shares elects to receive cash by contacting American Stock Transfer & Trust Company, LLC (“AST” or the “Plan Agent”), as agent for shareholders in administering the Fund’s dividend reinvestment plan (the “Plan”), all dividends declared for Common Shares of the Fund will be automatically reinvested by AST in additional Common Shares of the Fund. If a registered owner of Common Shares elects not to participate in the Plan, they will receive all dividends in cash paid by check mailed directly to them (or, if the shares are held in street or other nominee name, then to such nominee) by AST, as dividend disbursing agent. Shareholders may elect not to participate in the Plan and to receive all dividends in cash by sending written instructions or by contacting AST, as dividend disbursing agent, at the address set forth below. Participation in the

Plan is completely voluntary and may be terminated or resumed at any time without penalty by contacting the Plan Agent before the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on the shareholders’ behalf and may reinvest that cash in additional Common Shares of the Fund for them.

The Plan Agent will open an account for each shareholder under the Plan in the same name in which such shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“newly issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“open-market purchases”) on the New York Stock Exchange or elsewhere.

If, on the payment date for any dividend, the market price per Common Share plus estimated brokerage commissions is greater than the net asset value per Common Share (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued Common Shares, including fractional shares, on behalf of the participants. The number of newly issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value per Common Share is less than 95% of the market price per Common Share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per Common Share on the payment date.

If, on the payment date for any dividend, the net asset value per Common Share is greater than the market value per common share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in Common Shares acquired on behalf of the participants in open-market purchases.

In the event of a market discount on the payment date for any dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 120 days after the payment date for such dividend, whichever is sooner (the “last purchase date”), to invest the dividend amount in Common Shares acquired in open-market purchases. It is

30	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

June 30, 2012	NexPoint Credit Strategies Fund

contemplated that the Fund will pay monthly dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of each dividend through the date before the “ex-dividend” date of the third month of the quarter. If, before the Plan Agent has completed its open-market purchases, the market price of a Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Agent may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer common shares than if the dividend had been paid in newly issued Common Shares on the dividend payment date. Because of the foregoing difficulty with respect to open market purchases, if the Plan Agent is unable to invest the full dividend amount in open market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued Common Shares at the net asset value per Common Share at the close of business on the last purchase date; provided that, if the net asset value per Common Share is less than 95% of the market price per Common Share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per Common Share on the payment date.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with open-market purchases. The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Accordingly, any taxable dividend received by a participant that is reinvested in additional Common Shares will be subject to federal (and possibly state and local) income tax even though such participant will not receive a corresponding amount of cash with which to pay such taxes. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and pay a brokerage commission of $0.05 per share sold.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence concerning the Plan should be directed to the Plan Agent at American Stock Transfer & Trust Company, LLC 6201 15th Avenue Brookly, NY 11219; telephone (877) 665-1287.

Shareholder Loyalty Program

To promote loyalty and long-term alignment of interests among the Trust’s shareholders, the Adviser offers an incentive to shareholders that buy and hold the Trust’s common shares for a period of at least twelve months through its Shareholder Loyalty Program (the “Program”). To participate in the Program, existing shareholders must open an account (the “Account”) with the Program’s administrator, American Stock Transfer & Trust Company (“AST”). Subsequently, if a participant makes contributions to the Account during a defined trading period to purchase shares, the Adviser will make a corresponding contribution to create an effective 2% gross up of the participant’s contributions. More specifically, the Adviser’s contribution will account for 2% of the total sum contributed by both the participant and the Adviser. For example, if a participant contributes $10,000 to the Account during a defined trading period to purchase shares, the Adviser will make a corresponding contribution of $204.08, or 2% of $10,204.08, to purchase additional shares for the participant (the “Bonus Shares”). In addition, Program participants will not be required to pay any customary selling commissions or distribution fees on the purchase of shares under the Program. The Adviser will bear the costs of brokerage fees in connection with the Program.

While the portion of the Trust’s common shares that are acquired through the participant’s contribution will vest immediately, Bonus Shares will not vest until the first anniversary of the date that the Bonus Shares were purchased. Vested shares will be held in the Account and Bonus Shares will be held in an account at AST for the conditional benefit of the shareholder. Under the Program, participants must purchase a minimum of $10,000 worth of shares in the initial subscription and $5,000 in each subsequent subscription, unless the Adviser, in its sole

Semi-Annual Report	31

ADDITIONAL INFORMATION (unaudited) (continued)

June 30, 2013	NexPoint Credit Strategies Fund

discretion, decides to permit subscriptions for a lesser amount. If the Trust’s common shares are trading at a discount, AST will purchase common shares on behalf of participants in open-market purchases. If the Trust’s common shares are trading at a premium, AST may purchase common shares on behalf of participants in open-market purchases or the Trust may sell common shares to the Shareholder Loyalty Program by means of a prospectus or otherwise.

All dividends received on shares that are purchased under the Program will be automatically reinvested through the Program. A participant’s interest in a dividend paid to the holder of a vested share will vest immediately. A participant’s interest in a dividend paid to the holder of a Bonus Share will vest at the same time that the Bonus Share’s vesting requirements are met. In addition, for dividends paid to holders of shares that were purchased with a participant’s contributions, the Adviser will make a corresponding contribution to the amount of the reinvested dividend to create an effective 2% gross up of the dividend amount.

AST maintains all shareholders’ accounts in the Program and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Shares in the account of each Program participant will be held by AST on behalf of the Program participant, and each shareholder proxy will include those shares purchased or received pursuant to a Program. AST will forward all proxy solicitation materials to participants and vote proxies for shares held under the Program in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, AST will administer the Program on the basis of the number of common shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Program.

The Trust and the Adviser reserve the right to amend or terminate the Program. To help align the interests of the Adviser’s employees with the interests of the Trust’s shareholders, the Adviser offers a similar program to its employees.

Participants in the Program should be aware that their receipt of Bonus Shares under the Program constitutes taxable income to them. In addition, such participants owe taxes on that portion of any distribution that constitutes taxable income in respect of shares of our common stock held in their Program accounts, whether or not such shares of common stock have vested in the hands of the participants. To the extent any payments or distributions under the Program are subject to U.S. federal, state or local taxes, the Trust, any participating affiliate of the Trust or the agent for the Program may satisfy its tax withholding obligation by (1) withholding shares of Stock allocated to the participant’s account, (2) deducting cash from the participant’s account or (3) deducting cash from any other compensation the participant may receive. Program participants should consult their tax advisers regarding the tax consequences to them of participating in the Program.

32	Semi-Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

NexPoint Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

2001 Ross Avenue, Suite 1800

Dallas, TX 75201

Fund Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

This report has been prepared for shareholders of NexPoint Credit Strategies Fund (the “Fund”). The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-866-351-4440 to request that additional reports be sent to you.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting record for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-866-351-4440 and (ii) on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and also may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Fund’s website at www.NexPointAdvisors.com.

On July 2, 2013, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive officer and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting, as applicable.

Semi-Annual Report	33

200 Crescent Court, Suite 700

Dallas, TX 75201

NexPoint Credit Strategies Fund	Semi-Annual Report, June 30, 2013

www.nexpointadvisors.com	NexPoint-HCF-SEMI-6/13

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEXPOINT CREDIT STRATEGIES FUND
(formerly, Pyxis Credit Strategies Fund)

By (Signature and Title):	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(Principal Executive Officer)

Date: September 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Ethan Powell
Ethan Powell
Executive Vice President and Principal Executive Officer
(Principal Executive Officer)

Date: September 6, 2013

By (Signature and Title):	/s/ Brian Mitts
Brian Mitts
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: September 6, 2013